Regulatory Matters	12 Months Ended
Jun. 30, 2014
Regulated Operations [Abstract]
Regulatory Matters
Regulatory Matters

The Kentucky Public Service Commission exercises regulatory authority over our retail natural gas distribution and transportation services. Their regulation of our business includes setting the rates we are permitted to charge our regulated customers. We monitor our need to file requests with them for a general rate increase for our natural gas and transportation services. They have historically utilized cost-of-service ratemaking where our base rates are established to recover normal operating expenses, exclusive of natural gas costs, and a reasonable rate of return. Our regulated rates were most recently adjusted in our 2010 rate case and became effective in October, 2010. We do not have any matters before the Kentucky Public Service Commission that would have a material impact on our results of operations, financial position or cash flows.

We have a pipe replacement program which allows us to adjust rates annually to earn a return on capital expenditures incurred subsequent to our last rate case which are associated with the replacement of pipe and related facilities. The pipe replacement program is designed to additionally recover the costs associated with the mandatory retirement or relocation of facilities.

The Kentucky Public Service Commission allows us a natural gas cost recovery clause, which permits us to adjust the rates charged to our customers to reflect changes in our natural gas supply costs and any bad debt expense related to natural gas cost. Although we are not required to file a general rate case to adjust rates pursuant to the natural gas cost recovery clause, we are required to make quarterly filings with the Kentucky Public Service Commission. Under and over-recovered natural gas costs are collected or refunded through adjustments to customer bills beginning three months after the end of the quarter in which the actual natural gas costs were incurred.

Additionally, we have a weather normalization provision in our tariffs, approved by the Kentucky Public Service Commission, which allows us to adjust our rates to residential and small non-residential customers to reflect variations from thirty year average weather for our December through April billing cycles. These adjustments to customer bills are made on a real time basis such that there is no lag in collecting from or refunding to customers the related dollar amounts.

The Kentucky Public Service Commission allows us a conservation and efficiency program for our residential customers. The program provides for us to perform energy audits, promote conservation awareness and provide rebates on the purchase of certain high-efficiency appliances. The program helps to align our interests with our residential customers' interests by reimbursing us for the margins on lost sales due to the program and providing incentives for us to promote customer conservation. Our rates are adjusted annually to recover the costs incurred under these programs, the reimbursement of margins on lost sales and the incentives provided to us.

In addition to regulation by the Kentucky Public Service Commission, we may obtain non-exclusive franchises from the cities in which we operate authorizing us to place our facilities in the streets and public grounds. No utility may obtain a franchise until it has obtained approval from the Kentucky Public Service Commission to bid on such franchise. We hold franchises in five of the cities we serve, and we continue to operate under the conditions of expired franchises in four other cities we serve. In the other cities and areas we serve, the areas served do not have governmental organizations authorized to grant franchises or the city governments do not require a franchise. We attempt to acquire or reacquire franchises whenever feasible. Without a franchise, a city could require us to cease our occupation of the streets and public grounds or prohibit us from extending our facilities into any new area of that city. To date, the absence of a franchise has not adversely affected our operations.